Segment Information (Tables) - Nukkleus Inc.[Member]	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Segment Information (Tables) [Line Items]
Schedule of Reportable Business Segments

Information with respect to these reportable business segments for the three and nine months ended June 30, 2023 and 2022 was as follows:

	Three Months Ended June 30,		Nine Months Ended June 30,
	2023	2022	2023	2022
		(as restated)		(as restated)
Revenues
General support services	$4,800,000	$4,800,000	$14,400,000	$14,400,000
Financial services	412,056	352,192	1,822,388	970,224
Total	5,212,056	5,152,192	16,222,388	15,370,224

Costs of revenues
General support services	4,675,000	4,725,000	14,125,000	14,175,000
Financial services	695,074	565,633	2,162,317	1,987,557
Total	5,370,074	5,290,633	16,287,317	16,162,557

Gross profit (loss)
General support services	125,000	75,000	275,000	225,000
Financial services	(283,018)	(213,441)	(339,929)	(1,017,333)
Total	(158,018)	(138,441)	(64,929)	(792,333)

Operating expenses
Financial services	558,228	390,525	1,595,955	1,347,503
Corporate/Other	496,555	1,125,525	1,494,776	3,312,000
Total	1,054,783	1,516,050	3,090,731	4,659,503

Other income (expense)
Financial services	3,057	(918)	6,345	(3,319)
Corporate/Other	—	(330,878)	—	(402,585)
Total	3,057	(331,796)	6,345	(405,904)

Net income (loss)
General support services	125,000	75,000	275,000	225,000
Financial services	(838,189)	(604,884)	(1,929,539)	(2,368,155)
Corporate/Other	(496,555)	(1,456,403)	(1,494,776)	(3,714,585)
Total	(1,209,744)	(1,986,287)	(3,149,315)	(5,857,740)

Amortization
Financial services	591,955	591,955	1,775,865	2,095,853
Corporate/Other	937	937	2,810	1,873
Total	$592,892	$592,892	$1,778,675	$2,097,726
Information with respect to these reportable business segments for the years ended September 30, 2022 and 2021 was as follows:
	Years Ended September 30,
	2022	2021
		(as restated)
Revenues
General support services	$19,200,000	$19,200,000
Financial services	2,313,474	86,964
Total	21,513,474	19,286,964

Costs of revenues
General support services	18,900,000	18,900,000
Financial services	3,274,870	469,286
Total	22,174,870	19,369,286

Gross profit (loss)
General support services	300,000	300,000
Financial services	(961,396)	(382,322)
Total	(661,396)	(82,322)

Operating expenses
Financial services	1,808,399	376,955
Corporate/Other	8,672,529	473,127
Total	10,480,928	850,082
	Years Ended September 30,
	2022	2021
		(as restated)
Other expense
Financial services	$12,792	$272
Corporate/Other	690,541	4,170
Total	703,333	4,442

Net income (loss)
General support services	300,000	300,000
Financial services	(2,782,587)	(759,549)
Corporate/Other	(9,363,070)	(477,297)
Total	(11,845,657)	(936,846)

Amortization
Financial services	2,687,808	469,286
Corporate/Other	2,809	—
Total	$2,690,617	$469,286

Schedule of Total Assets
Total assets at June 30, 2023 and September 30, 2022	June 30, 2023	September 30, 2022
Financial services	$8,203,817	$10,768,309
Corporate/Other	7,143,061	7,596,595
Total	$15,346,878	$18,364,904

Total assets at September 30, 2022 and 2021	September 30, 2022	September 30, 2021
Financial services	$10,768,309	$15,719,792
Corporate/Other	7,596,595	2,956,696
Total	$18,364,904	$18,676,488